Consolidated Balance Sheets (Parenthetical) - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Accumulated depreciation, revenue earning devices	$ 952,844	$ 779,839
Accumulated depreciation, fixed assets	349,878	182,002
Discount of current portion of loans payable	688,598	1,651,597
Discount of loans payable	$ 4,118,332	$ 4,130,291
Preferred stock, authorized	15,535,000	15,535,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Cumulative dividend payable percentage	8.00%	8.00%
Cumulative dividend payable	$ 1,200	$ 1,200
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, authorized	12,500,000,000	12,500,000,000
Common stock, shares, issued	9,238,750,958	5,848,741,599
Common stock, shares, outstanding	9,238,750,958	5,848,741,599
Series B Preferred Stock [Member]
Preferred stock, authorized	5,000	5,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, par value	$ 0.001	$ 0.001
Series G Preferred Stock [Member]
Preferred stock, authorized	100,000	100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, par value	$ 0.001	$ 0.001
Series E Preferred Stock [Member]
Preferred stock, authorized	4,350,000	4,350,000
Preferred stock, shares issued	3,350,000	3,350,000
Preferred stock, shares outstanding	3,350,000	3,350,000
Preferred stock, par value	$ 0.001	$ 0.001
Series F Preferred Stock [Member]
Preferred stock, authorized	10,000	10,000
Preferred stock, shares issued	2,533	2,533
Preferred stock, shares outstanding	2,533	2,533
Preferred stock, par value	$ 1.00	$ 1.00